Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2022 was considered constant during 2023; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2023 and identical to that existing at the end of 2022. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	(11)	(314)
USD vs EUR	10%	—	(48)
Other currencies vs EUR	10%	1	(56)
Latin American currencies vs USD	10%	(12)	(210)
All currencies vs EUR	(10%)	11	314
USD vs EUR	(10%)	—	48
Other currencies vs EUR	(10%)	(1)	56
Latin American currencies vs USD	(10%)	12	210

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(34)	61
-100bp	34	(61)

Disclosure Of Detailed Information About Hedging Instruments	The detail of notional amounts of the hedging instruments in hedging relationships which are subject to the reform as of December 31, 2022 and December 31, 2021 is as follows:

	Gross notional in original currency (in millions)
Interest rate index/Tenor	2022	2021
USD Libor 3M	32,947	35,140
USD Libor 1M	—	—
USD Libor 6M	140	140

Schedule of Financial Results
The breakdown of the financial results recognized in 2022, 2021 and 2020 is as follows:

Millions of euros	2022	2021	2020
Interest income	384	191	185
Dividends received	25	14	12
Other financial income	894	174	159
Subtotal	1,303	379	356
Changes in fair value of asset derivatives at fair value through profit or loss	377	132	255
Changes in fair value of liability derivatives at fair value through profit or loss	(861)	(24)	(507)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	8	—	(3)
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	(2)	—	—
(Loss)/Gain on fair value hedges	(1,818)	(517)	563
Gain/(loss) on adjustment to items hedged by fair value hedges	1,763	527	(525)
Subtotal	(533)	118	(217)
Interest expenses	(1,548)	(1,290)	(1,320)
Financial expenses on lease liabilities (see Note 20)	(393)	(274)	(193)
Ineffective portion of cash flow hedges	(15)	(41)	45
Accretion of provisions and other liabilities	276	(169)	(280)
Other financial expenses	(317)	(137)	(131)
Subtotal	(1,997)	(1,911)	(1,879)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,227)	(1,414)	(1,740)

Schedule of Derivatives, Fair Value, and Expected Maturity	The movement of the net position of derivatives during the years ended December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	Movement in 2022	Movement in 2021
Opening balance of assets/(liabilities)	1,573	13
Financing payments	715	34
Financing proceeds	(89)	89
Interest (proceeds)/payments	283	(91)
Other (proceeds)/payments	(17)	(31)
Fair value adjustments through other comprehensive income	1,031	1,733
Movements with counterparty in the income statement	(2,649)	(538)
Translation differences	169	393
Other movements	(4)	(29)
Closing balance of assets/(liabilities)	1,012	1,573
The breakdown of Telefónica’s hedges and other derivative instruments at December 31, 2022 and December 31, 2021, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

December 31, 2022
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2023	2024	2025	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(2,034)	116	(77)	7,237	5,242	(2,404)	(466)	1,317	78	(1,475)
Interest rate risk	(795)	2	(123)	(5,590)	(6,506)	(211)	(187)	446	9	57
Cash flow hedges	3	—	—	1,114	1,117	(26)	(4)	8	9	(13)
Fair value hedges	(798)	2	(123)	(6,704)	(7,623)	(185)	(183)	438	—	70
Exchange rate risk	(1,340)	34	—	9,284	7,978	(1,742)	(213)	711	68	(1,176)
Cash flow hedges	744	34	—	8,824	9,602	(1,742)	(57)	704	30	(1,065)
Fair value hedges	837	—	—	460	1,297	—	(87)	7	28	(52)
Net investments hedges	(2,921)	—	—	—	(2,921)	—	(69)	—	10	(59)
Interest rate and exchange rate risk	101	80	46	3,543	3,770	(451)	(66)	160	1	(356)
Cash flow hedges	101	80	46	3,234	3,461	(445)	(66)	74	1	(436)
Fair value hedges	—	—	—	309	309	(6)	—	86	—	80
Undesignated derivatives	(1,964)	(479)	(525)	(2,363)	(5,331)	(264)	(246)	706	267	463
Other derivatives of interest rate	(1,539)	(688)	(525)	(2,363)	(5,115)	(264)	(59)	631	16	324
Other derivatives of exchange rate	(1,132)	—	—	—	(1,132)	—	(179)	—	145	(34)
Other derivatives	707	209	—	—	916	—	(8)	75	106	173
Total derivative instruments	(3,998)	(363)	(602)	4,874	(89)	(2,668)	(712)	2,023	345	(1,012)
No derivatives instruments of accounting hedges (***)	—	141	—	—	141	—	—	141	—	141
Exchange rate risk	—	141	—	—	141	—	—	141	—	141
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	141	—	—	141	—	—	141	—	141
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives,141 million euros correspond to "Loans and other debts"" (see Note 18).

December 31, 2021
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2022	2023	2024	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(5,020)	(904)	98	8,805	2,979	(2,301)	(908)	1,438	232	(1,539)
Interest rate risk	63	(801)	(1)	(2,860)	(3,599)	(914)	(480)	22	4	(1,368)
Cash flow hedges	64	—	—	1,060	1,124	(24)	(11)	11	4	(20)
Fair value hedges	(1)	(801)	(1)	(3,920)	(4,723)	(890)	(469)	11	—	(1,348)
Exchange rate risk	(5,021)	26	19	8,824	3,848	(1,245)	(131)	1,124	228	(24)
Cash flow hedges	318	32	19	8,824	9,193	(1,245)	(102)	1,124	95	(128)
Fair value hedges	209	(6)	—	—	203	—	(28)	—	18	(10)
Net investments hedges	(5,548)	—	—	—	(5,548)	—	(1)	—	115	114
Interest rate and exchange rate risk	(62)	(129)	80	2,841	2,730	(142)	(297)	292	—	(147)
Cash flow hedges	189	118	80	2,841	3,228	(97)	(104)	292	—	91
Fair value hedges	(251)	(247)	—	—	(498)	(45)	(193)	—	—	(238)
Undesignated derivatives	(1,254)	(1,187)	(303)	(1,238)	(3,982)	(471)	(87)	397	127	(34)
Other derivatives of interest rate	(963)	(1,283)	(303)	(1,238)	(3,787)	(244)	(55)	170	8	(121)
Other derivatives of exchange rate	(740)	(370)	—	—	(1,110)	(214)	(23)	142	101	6
Other derivatives	449	466	—	—	915	(13)	(9)	85	18	81
Total derivative instruments	(6,274)	(2,091)	(205)	7,567	(1,003)	(2,772)	(995)	1,835	359	(1,573)
No derivatives instruments of accounting hedges (***)	—	—	133	—	133	—	—	132	—	132
Exchange rate risk	—	—	133	—	133	—	—	132	—	132
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	—	133	—	133	—	—	132	—	132
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 132 million euros correspond to "Loans and other debts" (see Note 18).
The detail of hedged items by fair value hedges at December 31, 2022 and December 31, 2021 are as follows:

December 31, 2022
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	15	250	—	265	8	22	—	30	—
Financial assets and other non-current assets	8	96	—	104	8	1	—	9	—
Receivables and other current assets	—	152	—	152	—	21	—	21	—
Other current financial assets	7	—	—	7	—	—	—	—	—
Other heading of assets	—	2	—	2	—	—	—	—	—
Liabilities	8,125	1,295	1,619	11,039	(88)	(38)	67	(59)	21
Non-current financial liabilities	7,735	468	1,454	9,657	(89)	—	15	(74)	36
Payables and other non-current liabilities	—	60	—	60	—	(2)	—	(2)	—
Current financial liabilities	387	11	165	563	—	—	52	52	1
Payables and other current liabilities	3	756	—	759	1	(36)	—	(35)	(16)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and viceversa.

December 31, 2021
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	—	226	—	226	—	4	—	4	—
Financial assets and other non-current assets	—	101	—	101	—	1	—	1	—
Receivables and other current assets	—	106	—	106	—	3	—	3	—
Other heading of assets	—	19	—	19	—	—	—	—	—
Liabilities	6,101	1,437	2,460	9,998	1,322	(23)	390	1,689	63
Non-current financial liabilities	5,987	558	1,919	8,464	1,309	—	195	1,504	52
Non-current lease liabilities	31	—	—	31	(2)	—	—	(2)	—
Payables and other non-current liabilities	—	55	—	55	—	(3)	—	(3)	—
Current financial liabilities	83	—	541	624	15	—	195	210	16
Payables and other current liabilities	—	824	—	824	—	(20)	—	(20)	(5)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The evolutions of hedges in equity at December 31, 2022 and December 31, 2021 are as follows:

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2021	(70)	247	(270)	705	(5)	607	(170)	437
Changes in the fair value registered in equity	4	1,235	612	(743)	(4)	1,104	(284)	820
Transfer to the initial value of hedged item	1	(2)	(7)	—	—	(8)	2	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	1	—	—	—	1	—	1
Transfer to the income statement of the period - the hedged item has affected profit or loss	26	(620)	(127)	10	—	(711)	181	(530)
Total translation differences	2	—	2	(6)	—	(2)	5	3
Other movements	—	—	—	4	—	4	(4)	—
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995	(270)	725
Amounts remaining in equity for continuing hedges	10	826	290	(30)	(9)	1,087
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(47)	35	(80)	—	—	(92)
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995

The total amount of "Transfer to the income statements of the period - the hedged item has affected profit or loss" has impacted in financial results, reported under "Interest expenses" amounted to +181 million euros (+72 million euros in 2021), see detail of "Net finance costs excluding foreign exchange differences and hyperinflation adjustments" in this Note, and in exchange differences amounted to +536 million euros (+873 million euros in 2021).

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2020	(154)	(443)	(523)	2,061	—	941	(295)	646
Changes in the fair value registered in equity	34	1,473	445	(353)	(5)	1,594	(396)	1,198
Transfer to the initial value of hedged item	—	(1)	(1)	—	—	(2)	1	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	—	—	—	—	—	—	—
Transfer to the income statement of the period - the hedged item has affected profit or loss	48	(782)	(188)	(962)	—	(1,884)	478	(1,406)
Total translation differences	2	—	(3)	—	—	(1)	1	—
Other movements	—	—	—	(41)	—	(41)	41	—
Balance at 12/31/2021	(70)	247	(270)	705	(5)	607	(170)	437
Amounts remaining in equity for continuing hedges	(7)	211	(184)	705	(5)	720
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(63)	36	(86)	—	—	(113)
Balance at 12/31/2021	(70)	247	(270)	705	(5)	607
The evolution of cost of hedging in equity in 2022 and 2021 are as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Millions of euros	A time - period related hedge item
Balance at 12/31/2020	(75)	(75)	19	(56)
Changes in the fair value registered in equity	128	128	(32)	96
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(10)	2	(8)
Balance at 12/31/2021	43	43	(11)	32
Changes in the fair value registered in equity	(59)	(59)	15	(44)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(9)	2	(7)
Balance at 12/31/2022	(25)	(25)	6	(19)
The details of the ineffective portion of accounting hedges with impact on the income statement in 2022 and 2021 are as follows:

2022
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(1,257)	(1,238)	(19)
Cash flow hedges	35	35	—
Fair value hedges	(1,292)	(1,273)	(19)
Exchange rate risk	(8)	(8)	—
Cash flow hedges	1,108	1,108	—
Net investment hedges	(1,116)	(1,116)	—
Interest rate and exchange rate risk	462	475	(13)
Cash flow hedges	462	475	(13)
Total	(803)	(771)	(32)

2021
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(142)	(143)	1
Cash flow hedges	8	7	1
Fair value hedges	(150)	(150)	—
Exchange rate risk	960	994	(34)
Cash flow hedges	1,510	1,544	(34)
Net investment hedges	(550)	(550)	—
Interest rate and exchange rate risk	412	418	(6)
Cash flow hedges	412	418	(6)
Total	1,230	1,269	(39)